SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 400,730	$ 850,622	$ 817,347	$ 1,367,642
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	65,702	280,000	125,702	380,000
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	109,437	123,153	215,687	226,782
President and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	36,991	86,754	77,424	145,152
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 212,130	$ 489,907	$ 418,813	$ 751,934